Leases - Summary of Carrying Amounts of Short-Term and Long-Term Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lease liabilities [abstract]
Short-term portion of lease liabilities	$ 29,200	$ 26,484
Long-term portion of lease liabilities	$ 219,041	$ 212,437